Related Party Disclosures - Summary of Remuneration Granted To The Management Board (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Supervisory Board remuneration [line items]
Total	€ 263	€ 130
Remuneration Granted To The Management Board For 2021 [Member]
Supervisory Board remuneration [line items]
Basic remuneration	713
Short-term variable remuneration	€ 113
Number of stock options granted | shares	100,000
Recognized as expense	€ 332
Total	€ 1,158
Remuneration Granted To The Management Board For 2020 [Member]
Supervisory Board remuneration [line items]
Basic remuneration		525
Short-term variable remuneration		€ 357
Number of stock options granted | shares		30,000
Recognized as expense		€ 549
Total		€ 1,431